As filed with the Securities and Exchange Commission on June 17, 2016

Securities Act File No. 333-208312

Investment Company Act File No. 811-23117

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 6	☒
(Check appropriate box or boxes)

JPMORGAN TRUST IV

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 relates to the following funds

J.P. Morgan Income Funds

JPMorgan Flexible Long/Short Fund

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust, certifies that it meets all the requirements for effectiveness to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio on the 17th day of June, 2016.

JPMorgan Trust IV

By:	Robert L. Young*
Name:	Robert L. Young
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on June 17, 2016.

	Dr. Matthew Goldstein*	Marilyn McCoy*
	Dr. Matthew Goldstein Trustee	Marilyn McCoy Trustee

	John F. Finn*	Mitchell M. Merin*
	John F. Finn Trustee	Mitchell M. Merin Trustee

	Robert J. Higgins*	Robert A. Oden, Jr.*
	Robert J. Higgins Trustee	Robert A. Oden, Jr. Trustee

	Frankie D. Hughes*	Marian U. Pardo*
	Frankie D. Hughes Trustee	Marian U. Pardo Trustee

	Peter C. Marshall*	Frederick W. Ruebeck*
	Peter C. Marshall Trustee	Frederick W. Ruebeck Trustee

	Mary E. Martinez*	James J. Schonbachler*
	Mary E. Martinez Trustee	James J. Schonbachler Trustee

By:	Laura M. Del Prato*	Robert L. Young*
	Laura M. Del Prato Treasurer and Principal Financial Officer	Robert L. Young President and Principal Executive Officer

*By:	/s/ Jessica K. Ditullio
Jessica K. Ditullio Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase